Earnings per share - basic and diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net earnings (loss), Basic	$ 240,005	$ (23,084)
Net earnings (loss), Diluted	$ 240,005	$ (23,084)
Weighted average shares outstanding, Basic	203,618,559	201,304,234
Weighted average shares outstanding, Diluted	204,071,985	201,304,234
Earnings (loss) per share, Basic	$ 1.18	$ (0.11)
Earnings (loss) per share, Diluted	$ 1.18	$ (0.11)